Pension Plans - Narrative (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pension Plans [Abstract]
Duties when turning over period	60 years
Plan assets	$ 3,462	$ 4,107